INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 529,415,678		$ 643,136,945
Land		53,226,657		63,678,550
Other assets		66,317,024		76,114,588
Total Assets		648,959,359		782,930,083
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		457,774,123		545,481,456
Accounts payable and accrued expenses		23,355,176		25,743,415
Other liabilities		66,468,250		80,982,365
Liabilities		547,597,549		652,207,236
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 83,783,188	83,783,188	$ 107,587,290	107,587,290
Other partners		17,578,622		23,135,557
Partners Capital		101,361,810		130,722,847
Liabilities and Stockholders Equity		648,959,359		782,930,083
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,332,620		3,625,211
Land		310,538		310,538
Other assets		1,186,975		1,305,760
Total Assets		4,830,133		5,241,509
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,827,573		4,932,946
Accounts payable and accrued expenses		110,814		145,582
Other liabilities		59,330		166,750
Liabilities		4,997,717		5,245,278
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(520,949)	(520,949)	(411,541)	(411,541)
Other partners		353,365		407,772
Partners Capital		(167,584)		(3,769)
Liabilities and Stockholders Equity		4,830,133		5,241,509
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,572,107		6,543,920
Land		183,210		1,464,660
Other assets		331,854		932,379
Total Assets		2,087,171		8,940,959
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,329,701		8,323,171
Accounts payable and accrued expenses		10,649		90,011
Other liabilities		38,458		2,429,437
Liabilities		2,378,808		10,842,619
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(295,435)	(295,435)	(2,424,056)	(2,424,056)
Other partners		3,798		522,396
Partners Capital		(291,637)		(1,901,660)
Liabilities and Stockholders Equity		2,087,171		8,940,959
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,058,605		6,858,694
Land		426,603		782,898
Other assets		1,074,777		1,696,904
Total Assets		3,559,985		9,338,496
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,876,441		8,506,421
Accounts payable and accrued expenses		100,050		168,965
Other liabilities		69,420		1,209,500
Liabilities		4,045,911		9,884,886
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(571,079)	(571,079)	(1,013,018)	(1,013,018)
Other partners		85,153		466,628
Partners Capital		(485,926)		(546,390)
Liabilities and Stockholders Equity		3,559,985		9,338,496
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,270,196		14,991,634
Land		911,443		1,283,705
Other assets		3,582,210		4,500,833
Total Assets		12,763,849		20,776,172
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,344,377		13,062,557
Accounts payable and accrued expenses		347,926		419,421
Other liabilities		4,908,882		5,674,416
Liabilities		12,601,185		19,156,394
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,654,872	2,654,872	3,871,845	3,871,845
Other partners		(2,492,208)		(2,252,067)
Partners Capital		162,664		1,619,778
Liabilities and Stockholders Equity		12,763,849		20,776,172
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,627,508		3,832,071
Land		636,838		636,838
Other assets		653,001		639,350
Total Assets		4,917,347		5,108,259
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,325,953		5,408,937
Accounts payable and accrued expenses		114,929		129,339
Other liabilities		327,523		231,749
Liabilities		5,768,405		5,770,025
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(931,936)	(931,936)	(782,295)	(782,295)
Other partners		80,878		120,529
Partners Capital		(851,058)		(661,766)
Liabilities and Stockholders Equity		4,917,347		5,108,259
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,131,767		3,242,898
Land		203,400		203,400
Other assets		933,501		935,602
Total Assets		4,268,668		4,381,900
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,346,127		3,398,445
Accounts payable and accrued expenses		70,325		75,252
Other liabilities		26,620		28,929
Liabilities		3,443,072		3,502,626
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	979,310	979,310	1,046,884	1,046,884
Other partners		(153,714)		(167,610)
Partners Capital		825,596		879,274
Liabilities and Stockholders Equity		4,268,668		4,381,900
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,657,081		11,024,782
Land		680,110		782,964
Other assets		1,418,158		1,609,839
Total Assets		10,755,349		13,417,585
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,360,063		13,905,526
Accounts payable and accrued expenses		1,389,206		1,381,537
Other liabilities		1,058,361		1,204,536
Liabilities		13,807,630		16,491,599
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,516,740)	(2,516,740)	(2,496,727)	(2,496,727)
Other partners		(535,541)		(577,287)
Partners Capital		(3,052,281)		(3,074,014)
Liabilities and Stockholders Equity		10,755,349		13,417,585
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		17,241,309		18,101,607
Land		2,571,668		2,571,668
Other assets		2,384,013		2,321,795
Total Assets		22,196,990		22,995,070
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,287,429		15,948,349
Accounts payable and accrued expenses		508,324		575,840
Other liabilities		2,746,562		2,764,831
Liabilities		18,542,315		19,289,020
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,863,912	1,863,912	1,906,454	1,906,454
Other partners		1,790,763		1,799,596
Partners Capital		3,654,675		3,706,050
Liabilities and Stockholders Equity		22,196,990		22,995,070
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,014,398		12,132,948
Land		266,222		878,622
Other assets		744,475		1,439,956
Total Assets		8,025,095		14,451,526
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,538,924		13,090,094
Accounts payable and accrued expenses		328,623		388,547
Other liabilities		936,630		930,687
Liabilities		9,804,177		14,409,328
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(814,902)	(814,902)	1,290,831	1,290,831
Other partners		(964,180)		(1,248,633)
Partners Capital		(1,779,082)		42,198
Liabilities and Stockholders Equity		8,025,095		14,451,526
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,835,315		15,511,573
Land		694,245		971,827
Other assets		1,439,626		1,705,197
Total Assets		11,969,186		18,188,597
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,052,254		12,646,411
Accounts payable and accrued expenses		966,993		1,087,589
Other liabilities		1,675,171		2,769,167
Liabilities		9,694,418		16,503,167
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,912,639	1,912,639	390,272	390,272
Other partners		362,129		1,295,158
Partners Capital		2,274,768		1,685,430
Liabilities and Stockholders Equity		11,969,186		18,188,597
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,036,190		14,314,945
Land		415,348		900,248
Other assets		725,493		1,466,368
Total Assets		8,177,031		16,681,561
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,370,572		10,346,223
Accounts payable and accrued expenses		310,357		998,836
Other liabilities		666,265		1,828,521
Liabilities		8,347,194		13,173,580
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(78,853)	(78,853)	1,727,888	1,727,888
Other partners		(91,310)		1,780,093
Partners Capital		(170,163)		3,507,981
Liabilities and Stockholders Equity		8,177,031		16,681,561
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		16,497,019		21,655,860
Land		1,102,473		1,740,577
Other assets		2,515,292		3,030,456
Total Assets		20,114,784		26,426,893
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,249,514		20,062,618
Accounts payable and accrued expenses		661,063		613,701
Other liabilities		568,549		1,077,309
Liabilities		17,479,126		21,753,628
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,292,214	2,292,214	5,184,747	5,184,747
Other partners		343,444		(511,482)
Partners Capital		2,635,658		4,673,265
Liabilities and Stockholders Equity		20,114,784		26,426,893
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,224,966		25,918,816
Land		1,360,852		1,976,640
Other assets		2,411,015		3,049,127
Total Assets		23,996,833		30,944,583
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,787,090		18,852,353
Accounts payable and accrued expenses		2,769,726		2,727,780
Other liabilities		1,094,844		1,827,768
Liabilities		14,651,660		23,407,901
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,264,546	7,264,546	5,095,596	5,095,596
Other partners		2,080,627		2,441,086
Partners Capital		9,345,173		7,536,682
Liabilities and Stockholders Equity		23,996,833		30,944,583
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		15,649,517		18,707,898
Land		1,328,537		1,715,582
Other assets		1,467,582		1,581,953
Total Assets		18,445,636		22,005,433
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,137,297		9,868,952
Accounts payable and accrued expenses		671,157		528,672
Other liabilities		894,554		981,258
Liabilities		8,703,008		11,378,882
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,538,535	4,538,535	5,554,365	5,554,365
Other partners		5,204,093		5,072,186
Partners Capital		9,742,628		10,626,551
Liabilities and Stockholders Equity		18,445,636		22,005,433
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,453,950		14,281,390
Land		1,133,280		1,414,016
Other assets		1,991,614		2,002,710
Total Assets		13,578,844		17,698,116
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,233,483		8,731,816
Accounts payable and accrued expenses		254,244		459,165
Other liabilities		1,250,258		3,023,947
Liabilities		8,737,985		12,214,928
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,711,237	4,711,237	5,322,902	5,322,902
Other partners		129,622		160,286
Partners Capital		4,840,859		5,483,188
Liabilities and Stockholders Equity		13,578,844		17,698,116
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,625,675		29,065,571
Land		2,695,102		3,257,482
Other assets		2,613,971		3,087,417
Total Assets		25,934,748		35,410,470
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,676,104		19,034,538
Accounts payable and accrued expenses		399,861		1,138,581
Other liabilities		6,129,396		7,681,564
Liabilities		22,205,361		27,854,683
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,860,267	1,860,267	5,405,551	5,405,551
Other partners		1,869,120		2,150,236
Partners Capital		3,729,387		7,555,787
Liabilities and Stockholders Equity		25,934,748		35,410,470
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		17,723,639		21,881,907
Land		1,833,180		2,013,180
Other assets		2,466,948		3,134,697
Total Assets		22,023,767		27,029,784
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,638,012		16,606,099
Accounts payable and accrued expenses		1,971,020		1,885,310
Other liabilities		502,961		698,641
Liabilities		15,111,993		19,190,050
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,717,230	4,717,230	4,903,680	4,903,680
Other partners		2,194,544		2,936,054
Partners Capital		6,911,774		7,839,734
Liabilities and Stockholders Equity		22,023,767		27,029,784
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		21,832,900		23,225,624
Land		1,625,738		1,625,738
Other assets		2,111,926		2,122,745
Total Assets		25,570,564		26,974,107
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,549,703		18,102,339
Accounts payable and accrued expenses		2,360,796		2,242,617
Other liabilities		6,332,846		5,906,849
Liabilities		26,243,345		26,251,805
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	400,279	400,279	1,334,153	1,334,153
Other partners		(1,073,060)		(611,851)
Partners Capital		(672,781)		722,302
Liabilities and Stockholders Equity		25,570,564		26,974,107
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		17,129,023		20,086,965
Land		1,519,206		1,581,706
Other assets		1,991,354		2,310,351
Total Assets		20,639,583		23,979,022
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,819,417		16,380,916
Accounts payable and accrued expenses		250,053		226,126
Other liabilities		2,874,467		2,851,697
Liabilities		16,943,937		19,458,739
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,873,276	5,873,276	6,204,189	6,204,189
Other partners		(2,177,630)		(1,683,906)
Partners Capital		3,695,646		4,520,283
Liabilities and Stockholders Equity		20,639,583		23,979,022
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,554,350		16,091,929
Land		1,061,888		1,238,488
Other assets		1,179,735		1,849,657
Total Assets		12,795,973		19,180,074
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,114,858		12,920,594
Accounts payable and accrued expenses		222,241		328,139
Other liabilities		2,335,993		3,036,787
Liabilities		12,673,092		16,285,520
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	635,035	635,035	3,253,385	3,253,385
Other partners		(512,154)		(358,831)
Partners Capital		122,881		2,894,554
Liabilities and Stockholders Equity		12,795,973		19,180,074
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		44,047,875		49,669,979
Land		4,690,941		5,081,041
Other assets		3,736,506		4,338,332
Total Assets		52,475,322		59,089,352
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		39,778,652		44,624,113
Accounts payable and accrued expenses		1,618,018		1,510,347
Other liabilities		4,687,420		5,714,179
Liabilities		46,084,090		51,848,639
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,774,543	6,774,543	8,356,441	8,356,441
Other partners		(383,311)		(1,115,728)
Partners Capital		6,391,232		7,240,713
Liabilities and Stockholders Equity		52,475,322		59,089,352
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		56,126,204		60,088,438
Land		7,583,381		7,916,005
Other assets		6,160,084		6,109,616
Total Assets		69,869,669		74,114,059
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		55,916,451		58,323,909
Accounts payable and accrued expenses		1,636,364		1,502,484
Other liabilities		3,729,671		4,420,076
Liabilities		61,282,486		64,246,469
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,285,614	3,285,614	4,073,466	4,073,466
Other partners		5,301,569		5,794,124
Partners Capital		8,587,183		9,867,590
Liabilities and Stockholders Equity		69,869,669		74,114,059
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		40,671,186		50,330,678
Land		5,877,411		6,817,765
Other assets		4,492,349		5,917,513
Total Assets		51,040,946		63,065,956
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,161,415		44,002,008
Accounts payable and accrued expenses		2,534,425		2,864,402
Other liabilities		3,819,627		4,190,623
Liabilities		42,515,467		51,057,033
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,373,992	3,373,992	7,479,858	7,479,858
Other partners		5,151,487		4,529,065
Partners Capital		8,525,479		12,008,923
Liabilities and Stockholders Equity		51,040,946		63,065,956
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		43,756,712		54,324,753
Land		4,306,232		6,704,151
Other assets		4,165,140		5,091,670
Total Assets		52,228,084		66,120,574
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		37,823,234		46,572,599
Accounts payable and accrued expenses		1,260,622		1,825,301
Other liabilities		4,929,604		5,807,116
Liabilities		44,013,460		54,205,016
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,814,487	6,814,487	10,520,640	10,520,640
Other partners		1,400,137		1,394,918
Partners Capital		8,214,624		11,915,558
Liabilities and Stockholders Equity		52,228,084		66,120,574
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		36,930,412		38,754,799
Land		3,130,916		3,130,916
Other assets		4,122,248		3,719,161
Total Assets		44,183,576		45,604,876
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		40,047,937		40,439,227
Accounts payable and accrued expenses		679,030		760,173
Other liabilities		6,225,735		6,223,095
Liabilities		46,952,702		47,422,495
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,077,901	2,077,901	2,667,416	2,667,416
Other partners		(4,847,027)		(4,485,035)
Partners Capital		(2,769,126)		(1,817,619)
Liabilities and Stockholders Equity		44,183,576		45,604,876
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		47,639,086		49,851,218
Land		4,314,836		4,314,836
Other assets		6,771,223		6,456,454
Total Assets		58,725,145		60,622,508
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,009,724		36,837,677
Accounts payable and accrued expenses		1,383,333		1,224,404
Other liabilities		5,238,485		5,049,307
Liabilities		42,631,542		43,111,388
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,658,970	14,658,970	15,456,129	15,456,129
Other partners		1,434,633		2,054,991
Partners Capital		16,093,603		17,511,120
Liabilities and Stockholders Equity		58,725,145		60,622,508
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		37,776,068		39,020,837
Land		2,363,059		2,363,059
Other assets		3,645,954		3,758,746
Total Assets		43,785,081		45,142,642
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		24,171,818		24,552,618
Accounts payable and accrued expenses		425,027		445,294
Other liabilities		3,340,618		3,253,626
Liabilities		27,937,463		28,251,538
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 12,824,223	12,824,223	$ 13,668,235	13,668,235
Other partners		3,023,395		3,222,869
Partners Capital		15,847,618		16,891,104
Liabilities and Stockholders Equity		$ 43,785,081		$ 45,142,642